Unaudited Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash	$ 193,328	$ 638,228	$ 1,417,540
Prepaid expenses	156,822	234,258	471,561
Total current assets	350,150	872,486	1,889,101
Investments and cash held in Trust Account	201,327,595	201,278,924	201,250,535
Total assets	201,677,745	202,151,410	203,139,636
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable	1,986,577	309,483	23,382
Due to Sponsor	5,000	5,000	5,000
Note payable to Sponsor	200,000
Total current liabilities	2,191,577	314,483	141,134
Deferred underwriting commission	7,043,750	7,043,750	7,043,750
Warrant liability	3,114,963	5,088,750	11,010,963
Total liabilities	12,350,290	12,446,983	18,083,095
Commitments and Contingencies:
Common stock subject to possible redemption; $0.0001 par value; 20,125,000 shares (at redemption value of approximately $10.00 per share) as of March 31, 2022 and December 31, 2021	201,327,595	201,278,924	201,250,535
Stockholders’ equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Class A common stock, $0.0001 par value, 36,000,000 shares authorized, 632,500 issued and outstanding (excluding 20,125,000 shares subject to possible redemption) as of March 31, 2022 and December 31, 2021	63	63	63
Class B common stock, $0.0001 par value, 7,000,000 shares authorized, 5,031,250 shares issued and outstanding as of March 31, 2022 and December 31, 2021	503	503	503
Additional paid-in-capital
Accumulated deficit	(12,000,706)	(11,575,063)	(16,194,560)
Total stockholders’ deficit	(12,000,140)	(11,574,063)
Total stockholders’ equity (deficit)	(12,000,140)	(11,574,497)	(16,193,994)
Total liabilities and stockholders’ deficit	$ 201,677,745	$ 202,151,410	$ 203,139,636